Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues		$ 152,327	$ 157,079	$ 153,012
Operating expenses:
Cost of revenues		(39,549)	(40,580)	(34,944)
Selling and marketing		(76,200)	(82,534)	(77,520)
General and administrative		(5,658)	(5,908)	(3,341)
Research and development		(1,635)	(1,331)	(920)
Total operating expenses		(123,042)	(130,353)	(116,725)
Income from operations		29,285	26,726	36,287
Other income (expenses):
Interest income (expense), net		3	(93)	(513)
Change in fair value of warrant liability		86	(62)	809
Other income (expense), net		1,215	282	(255)
Total other income		1,304	127	41
Income before income tax		30,589	26,853	36,328
Income tax expense		(61)	(413)	(976)
Net income		30,528	26,440	35,352
Less: net gain (loss) attributable to non-controlling interest		51	(450)	65
Net income attributable to Cheer Holding, Inc.’s shareholders		30,477	26,890	35,287
Other comprehensive income (loss)
Unrealized foreign currency translation (loss) gain		(2,233)	(13,357)	2,945
Comprehensive income		28,295	13,083	38,297
Less: comprehensive gain (loss) attributable to non-controlling interests		3	(478)	119
Comprehensive income attributable to Cheer Holding, Inc.’s shareholders		$ 28,292	$ 13,561	$ 38,178
Earnings per ordinary share
Basic (in Dollars per share)	[1]	$ 3.53	$ 3.95	$ 5.4
Weighted average shares used in calculating earnings per ordinary share
Basic (in Shares)	[1]	8,637,504	6,812,387	6,538,118

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-tenth ordinary shares effective on November 24, 2023 (Note 1).